Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Research and development	$ (2,593)	$ (2,167)	$ (5,018)	$ (4,910)	$ (8,878)	$ (13,008)
General and administrative	(3,071)	(3,605)	(5,708)	(7,614)	(12,898)	(15,984)
Total operating expense	(5,664)	(5,772)	(10,726)	(12,524)	(21,776)	(28,992)
Loss from operations	(5,664)	(5,772)	(10,726)	(12,524)	(21,776)	(28,992)
OTHER INCOME (EXPENSES), NET
Series B convertible preferred stock financing costs – related party						(2,680)
Grant income		181	50	181	181	2,885
Other income (expense), net	(22)	10	(32)	(7)	9	(51)
Total other income (expenses), net	(93)	13	(90)	(456)	(419)	(208)
LOSS BEFORE INCOME TAXES	(5,757)	(5,759)	(10,816)	(12,980)	(22,195)	(29,200)
Income tax provision	(4)	(8)	(7)	(12)	(14)	(16)
NET LOSS	(5,761)	(5,767)	(10,823)	(12,992)	(22,209)	(29,216)
Net loss attributable to noncontrolling interest	(46)		(122)		(66)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	(5,715)	(5,767)	(10,701)	(12,992)	(22,143)	(29,216)
Deemed dividend on warrants		(1,671)		(1,671)	(1,671)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,715)	$ (7,438)	$ (10,701)	$ (14,663)	$ (23,814)	$ (29,216)
Net loss per share; basic	$ (1.99)	$ (16.75)	$ (4.17)	$ (39.61)	$ (35.70)	$ (207.62)
Net loss per share; diluted	$ (1.99)	$ (16.75)	$ (4.17)	$ (39.61)	$ (35.70)	$ (207.62)
Weighted average common shares outstanding; basic	2,877	444	2,569	370	667,000	141,000
Weighted average common shares outstanding; diluted	2,877	444	2,569	370	667,000	141,000
Nonrelated Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	$ (29)	$ (108)	$ (63)	$ (206)	$ (372)	$ (329)
Change in fair value of debt, other liabilities, and derivatives	(18)	86	14	(112)	285	(200)
Debt extinguishment						(139)
Related Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	(23)	(165)	(61)	(320)	(561)	(740)
Change in fair value of debt, other liabilities, and derivatives	$ (1)	$ 9	$ 2	$ 8	39	1,378
Debt extinguishment						$ (332)